Feb. 27, 2024
Innovator Equity Managed Floor ETF
Innovator Equity Managed Floor ETF®

Innovator ETFs Trust

(the “Trust”)

Innovator Equity Managed Floor ETF®

(the “Fund”)

Supplement To the Fund’s Prospectus, Summary Prospectus and
Statement of Additional Information
Each Dated February 27, 2024

Dated October 30, 2024

Notwithstanding anything to contrary contained in the Fund’s prospectus or summary prospectus, the following revisions have been made to the Fund’s Principal Investment Strategies section, effective immediately:

1.	The following sentence is added as the penultimate sentence to subparagraph (ii) of the “Principal Investment Strategies—Hedging Strategy—Options Portfolio” subsection:

The Fund seeks to participate in approximately 70% to 80% of the annual returns of the Equity Portfolio Index as a result of the implementation of the Fund’s sold option contracts, which is not guaranteed.

2.	The following disclosure is added after the second sentence of the fourth paragraph of the “Principal Investment Strategies—Hedging Strategy—Options Portfolio—Equity Portfolio Floors” subsection:

Specifically, in light of the laddered put option contracts utilized to implement the 10% floor, the Fund targets an annual maximum loss of approximately 8% to 12%, which is not guaranteed.

3.	The following sentence is added as the last sentence of the first paragraph of the “Principal Investment Strategies—Hedging Strategy—Options Portfolio Laddering” subsection:

As a result of the laddered protective put option contracts and sold call option contracts, the Fund expects that it will experience approximately two-thirds of the annualized volatility experienced by the U.S. Large Cap Index, which is not guaranteed.

Additionally, notwithstanding anything to the contrary in the Fund’s prospectus, summary prospectus and statement of additional information, Jennifer Mihara has been added as a portfolio manager of the Fund. Effective December 31, 2024, Tom Seto will no longer serve as a portfolio manager of the Fund.

Jennifer Mihara is a Managing Director, Portfolio Manager at Parametric Portfolio Associates LLC (“Parametric”). Ms. Mihara is responsible for leading the Centralized Portfolio Management (CPM ) Team. Prior to her current role, Ms. Mihara was a supervisor on the Large Case Custom Core® Portfolio Management Team, primarily serving Parametric’s wealth management, family office, and institutional client base. Before joining Parametric in 2005, she was an investment associate at Merrill Lynch for five years. Ms. Mihara earned a BA in economics and a minor in mathematics from Colgate University.

As of July 31, 2024, Ms. Mihara managed the investment vehicles with the number of accounts and assets set forth in the below table:

Portfolio Manager	Registered Investment Companies # of Accounts ($ Assets)	Other Pooled Investment Vehicles # of Accounts ($ Assets)	Other Accounts # of Accounts ($ Assets)
Jennifer Mihara	57 ($31.9 billion)	0 ($0)	41,398 ($174.6 million)

Please Keep This Supplement With Your Prospectus, Summary Prospectus, and Statement of Additional Information For Future Reference